CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividends paid per share	$ 0.24	$ 0.24
Stock repurchased, shares	474,034	246,439